Fair Value of Pension Plan Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 5,248	$ 4,501
Fair value of pension plan assets, Measured at NAV	1,362	1,139
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	230	443
U.S Government and Government Agency Issues
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	641	457
Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,052	850
Common Stock Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	711	545
Common Stock Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	406	371
Common Stock Small Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	89	94
Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,206	1,010
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	390	336
Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,174	900
Fair value of pension plan assets, Measured at NAV	949	751
Partnership Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	413	388
Fair value of pension plan assets, Measured at NAV	413	388
Other Holdings
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	142	117
Collateral Held on Loaned Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	193	126
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,335	1,130
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	12	16
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	16	13
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common Stock Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	711	545
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common Stock Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	406	371
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common Stock Small Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	89	94
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,206	1,010
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	144	118
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Holdings
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10	10
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,533	2,216
Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	218	427
Significant Other Observable Inputs (Level 2) | U.S Government and Government Agency Issues
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	641	457
Significant Other Observable Inputs (Level 2) | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,036	837
Significant Other Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	246	218
Significant Other Observable Inputs (Level 2) | Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	217	143
Significant Other Observable Inputs (Level 2) | Other Holdings
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	122	97
Significant Other Observable Inputs (Level 2) | Collateral Held on Loaned Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	193	126
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	18	16	$ 8
Significant Unobservable Inputs (Level 3) | Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8	6	6
Significant Unobservable Inputs (Level 3) | Other Holdings
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10	10	$ 2
Securities Pledged as Collateral
Defined Benefit Plan Disclosure [Line Items]
Collateral to be paid on loaned securities	(193)	(126)
Securities Pledged as Collateral | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Collateral to be paid on loaned securities	(53)	(37)
Securities Pledged as Collateral | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Collateral to be paid on loaned securities	$ (140)	$ (89)